Income Tax (Provision for Income Tax from Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ (41)	$ (235)	$ (157)
Foreign	8	(10)	(5)
Subtotal	(33)	(245)	(162)
Deferred:
Federal	242	598	613
Foreign	18	19	42
Subtotal	260	617	655
Current and Deferred
Provision for income tax expense (benefit)	$ 227	$ 372	$ 493